INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of investments in associates and joint ventures [Abstract]
Disclosure of investments in associates and joint ventures

The detail of the investments in associates and joint ventures for the years ended December 31, 2025, and 2024 is as follows:

	December 31, 2025		December 31, 2024
Associates	Ps.	1,312,746	Ps.	1,429,186
Joint ventures		1,683		1,410
Total	Ps.	1,314,429	Ps.	1,430,596

As of the reporting date, no indications of impairment have been identified with respect to the investments.

Disclosure of investment in associates of ownership interest percentage

	December 31, 2025			December 31, 2024
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
Gas Natural de Lima y Callao S.A. - Cálidda	40%	Ps.	573,723	40%	Ps.	699,910
Gases del Caribe S.A. E.S.P.	31%		357,602	31%		348,946
Credibanco S.A.	25%		221,955	25%		216,185
Redeban Multicolor S.A.	20%		44,266	20%		47,967
A.C.H Colombia S.A.	34%		51,253	34%		39,182
Aerocali S.A.	50%		28,140	50%		35,507
ADL Digital Lab S.A.S.	34%		18,970	34%		17,756
Colombiana de Extrusión S.A. - Extrucol	30%		13,395	30%		14,484
Metrex S.A.	18%		2,253	18%		2,089
Energía Eficiente S.A.	33%		1,189	33%		2,249
Servicios de Identidad Digital S.A.S. (1)	—%		—	33%		4,911
		Ps.	1,312,746		Ps.	1,429,186

(1) As of September 30, 2025, the Servicios de Identidad Digital S.A.S. associates was liquidated. There are no recorded liabilities or obligations associated with it.

Disclosure of investment in joint ventures of ownership interest percentage

	December 31, 2025			December 31, 2024
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Joint ventures
Rentek S.A.S	50%		1,683	50%		465
Renting Automayor S.A.S. (1)	—%		—	50%		945
		Ps.	1,683		Ps.	1,410

(1) As of June 30, 2025, the Renting Automayor joint venture was liquidated. There are no recorded liabilities or obligations associated with it.

Disclosure of the main corporate purpose for associates

	Associate	Corporate purpose
1	Gas Natural de Lima y Callao S.A. - Cálidda	Gas distribution
2	Gases del Caribe S.A. E.S.P.	Gas distribution
3	Credibanco S.A.	Payment processing
4	Redeban Multicolor S.A.	Payment processing
5	A.C.H Colombia S.A.	Automated clearing house
6	Aerocali S.A.	Projects in airport infrastructure
7	Colombiana de Extrusión S.A. - Extrucol	Networks and infrastructure
8	ADL Digital Lab S.A.S.	Tecnology or digital services
9	Metrex S.A.	Manufacturing and commercialization of industrial equipment
10	Energía Eficiente S.A.	Gas distribution
11	Servicios de Identidad Digital S.A.S.	Digital services

Disclosure of roll-forward of investments in associates and joint ventures accounts

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended December 31, 2025, 2024 and 2023:

Associates

	December 31,		December 31,		December 31,
	2025		2024		2023
Balance at the beginning of the year	Ps.	1,429,186	Ps.	1,288,641	Ps.	1,419,296
Acquisitions		—		2,486		2,433
Participation in the profit or loss of the period		350,662		379,028		373,402
Participation in Other Comprehensive Income		(56,424)		15,329		(35,892)
Dividends declared		(339,018)		(314,504)		(363,466)
Liquidated entity		—		—		(282)
Effect of movements in exchange rates (1)		(71,660)		58,206		(106,850)
Balance at the end of the year	Ps.	1,312,746	Ps.	1,429,186	Ps.	1,288,641

(1) Corresponds to the variation in the TRM during 2025 of Ps. (652.07) per dollar and for 2024 Ps. 587.10 per dollar.

Joint ventures

	December 31,		December 31,		December 31,
	2025		2024		2023
Balance at the beginning of the year	Ps.	1,410	Ps.	2,042	Ps.	4,047
Participation in the period profit or loss		273		(632)		(2,005)
Balance at the end of the year	Ps.	1,683	Ps.	1,410	Ps.	2,042

Disclosure of condensed financial information of the associates accounted for under the equity method

At the time calculating the equity method, the year-end financial information of some associates was not available. Therefore, the financial information of immediately preceding month for the years 2025 and 2024 was used.

December 31, 2025

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural del Lima y Callao S.A. - Cálidda	Ps.	6,204,218	Ps.	4,803,759	Ps.	1,400,459	Ps.	3,734,932	Ps.	3,291,043	Ps.	443,889
Gases del Caribe S.A. E.S.P.		4,817,617		3,625,934		1,191,684		3,520,991		3,174,260		346,731
Credibanco S.A.		1,045,699		159,027		886,672		607,405		570,946		36,459
Redeban Multicolor S.A.		1,586,493		1,367,392		219,101		618,712		598,855		19,858
A.C.H Colombia S.A.		201,087		49,488		151,599		348,505		243,264		105,241
Aerocali S.A.		77,925		21,645		56,280		201,140		165,874		35,266
ADL Digital Lab S.A.S.		98,554		42,760		55,794		101,926		98,358		3,568
Colombiana de Extrusión S.A. Extrucol		126,511		81,864		44,646		154,728		147,213		7,515
Metrex S.A.		51,127		38,607		12,520		75,916		72,468		3,448
Energía Eficiente S.A.		123,107		105,497		17,610		380,634		379,815		818
Servicios de Identidad Digital S.A.S.(1)		—		—		—		—		—		—

(1) As of September 30, 2025, the Servicios de Identidad Digital S.A.S. associates was liquidated. There are no recorded liabilities or obligations associated with it.

December 31, 2024

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	6,979,152	Ps.	5,251,752	Ps.	1,727,400	Ps.	3,647,158	Ps.	3,223,946	Ps.	423,212
Gases del Caribe S.A. E.S.P.		4,578,075		3,417,111		1,160,964		3,590,647		3,213,198		377,449
Redeban Multicolor S.A.		9,622,497		9,405,167		217,330		565,481		534,150		31,331
Credibanco S.A.		443,908		165,954		277,954		410,808		377,354		33,454
A.C.H Colombia S.A.		999,582		870,224		129,358		371,014		251,664		119,350
Aerocali S.A.		125,470		54,456		71,014		259,537		207,302		52,235
ADL Digital Lab S.A.S.		89,275		37,050		52,225		100,662		84,412		16,250
Colombiana de Extrusión S.A. - Extrucol		115,757		67,478		48,279		161,882		146,334		15,548
Metrex S.A.		44,452		32,841		11,611		67,163		64,669		2,494
Energía Eficiente S.A.		112,296		91,629		20,667		256,529		256,235		294
Servicios de Identidad Digital S.A.S.		31,639		17,367		14,272		145		4,478		(4,333)

Disclosure of condensed financial information of the joint ventures accounted for under the equity method

December 31, 2025

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Rentek S.A.S	Ps.	26,525	Ps.	23,158	Ps.	3,367	Ps.	16,119	Ps.	13,682	Ps.	2,437
Renting Automayor S.A. (1)		—		—		—		—		—		—

(1) As of June 30, 2025, the Renting Automayor joint venture was liquidated. There are no recorded liabilities or obligations associated with it.

December 31, 2024

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Rentek S.A.S	Ps.	29,131	Ps.	28,202	Ps.	929	Ps.	15,453	Ps.	14,524	Ps.	929
Renting Automayor S.A.		102,899		101,008		1,891		29,928		32,121		(2,193)